Earnings per share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

The following table presents a reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) for the years ended March 31, 2020, 2021 and 2022.

	Millions of yen except per share data presented in yen
	Year ended March 31
	2020	2021	2022
Basic—
Net income attributable to NHI shareholders	¥216,998	¥153,116	¥142,996

Weighted average number of shares outstanding	3,202,369,845	3,055,525,640	3,063,524,091

Net income attributable to NHI shareholders per share	¥67.76	¥50.11	¥46.68

Diluted—
Net income attributable to NHI shareholders	¥216,890	¥153,064	¥142,861

Weighted average number of shares outstanding	3,276,510,404	3,147,338,609	3,158,708,013

Net income attributable to NHI shareholders per share	¥66.20	¥48.63	¥45.23